Intangible assets - Indefinite life brands and other amortized brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment charges	£ 207	£ 200	£ 143
Assets held for sale		396
Indefinite life brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	17,623	18,073
Advil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	3,527	3,521
Voltaren
Disclosure of detailed information about intangible assets [line items]
Value of major brands	2,725	2,725
Centrum
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,798	1,850
Caltrate
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,662	1,680
Otrivin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,385	1,385
Robitussin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,173	1,174
Preparation H
Disclosure of detailed information about intangible assets [line items]
Value of major brands	1,108	1,103
Nexium
Disclosure of detailed information about intangible assets [line items]
Value of major brands	574	706
Fenistil
Disclosure of detailed information about intangible assets [line items]
Value of major brands	598	598
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Value of major brands	470	464
Theraflu
Disclosure of detailed information about intangible assets [line items]
Value of major brands	446	444
Panadol
Disclosure of detailed information about intangible assets [line items]
Value of major brands	395	396
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Value of major brands	276	281
Excedrin
Disclosure of detailed information about intangible assets [line items]
Value of major brands	189	186
Biotene
Disclosure of detailed information about intangible assets [line items]
Value of major brands	127	130
Polident
Disclosure of detailed information about intangible assets [line items]
Value of major brands	126	126
Vitasprint
Disclosure of detailed information about intangible assets [line items]
Value of major brands	113	118
Corega
Disclosure of detailed information about intangible assets [line items]
Value of major brands	110	116
Nicotinell
Disclosure of detailed information about intangible assets [line items]
Value of major brands		246
Other brands
Disclosure of detailed information about intangible assets [line items]
Value of major brands	£ 821	£ 824
Major Brands
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.00%	7.50%	7.00%
Preparation H
Disclosure of detailed information about intangible assets [line items]
Discount rate	6.50%	6.80%	6.75%	6.00%
Terminal growth rate	2.10%	2.50%
Impairment loss, intangible assets other than goodwill			£ 111
Preparation H | Discount rate 0.25 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario			0.25%
Incremental impairment in scenario			£ 70
Preparation H | Growth rate 0.25 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario			(0.25%)
Incremental impairment in scenario			£ 75
Preparation H | Discount rate 0.5 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.50%
Incremental impairment in scenario	£ 97	£ 115
Preparation H | Growth rate 0.5 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.50%)
Incremental impairment in scenario	£ 60	£ 75
Nexium
Disclosure of detailed information about intangible assets [line items]
Discount rate	6.50%	7.50%
Terminal growth rate	(2.00%)	0.00%
Three-year CAGR	(8.00%)
Impairment loss, intangible assets other than goodwill	£ 135
Nexium | Net revenue growth rate lower than management's expectations
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(2.50%)
Incremental impairment in scenario	£ 13
Nexium | Terminal growth rate lower than management's expectations
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.50%)
Incremental impairment in scenario	£ 6
ChapStick
Disclosure of detailed information about intangible assets [line items]
Impairment loss, intangible assets other than goodwill	170
Collection of smaller brands experiencing sales volume decline year on year
Disclosure of detailed information about intangible assets [line items]
Impairment loss, intangible assets other than goodwill	£ 15
Brands other than Nexium | Maximum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	2.50%	3.00%	3.00%
Brands other than Nexium | Minimum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%	0.00%